Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: May 2012

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2012

(b)	Interest Period: May 15, 2012 through June 14, 2012

Interest Period for new issuances:

A 2012-1:     May 22, 2012 through June 14, 2012

B 2012-1:     May 23, 2012 through June 14, 2012

C 2012-1:     May 23, 2012 through June 14, 2012

(c)	Determination Date: June 13, 2012

(d)	Distribution Date: June 15, 2012

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President